Mineral Property Interests (Details) - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Mineral Property Interests (Details) - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs [Line Items]
Balance at beginning	$ 109,136,672	$ 88,930,572
Capitalized exploration expenditures
Reporting and assessment	1,408,276	1,096,732
Drilling and assaying	71,111	11,193,254
Project management and support	2,908,393	4,400,262
Camp service	528,463	1,647,499
Permit and license	42,381	205,210
Value added tax receivable	144,372	1,898,626
Foreign currency impact	(473,737)	(235,483)
Ending at balance	113,765,931	109,136,672
Silver Sand [Member]
Mineral Property Interests (Details) - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs [Line Items]
Balance at beginning	86,135,820	79,594,886
Capitalized exploration expenditures
Reporting and assessment	999,402	1,008,174
Drilling and assaying	47,217	1,925,695
Project management and support	1,765,297	2,719,120
Camp service	249,764	467,690
Permit and license	33,073	195,821
Value added tax receivable	112,332	426,406
Foreign currency impact	(365,571)	(201,972)
Ending at balance	88,977,334	86,135,820
Carangas [Member]
Mineral Property Interests (Details) - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs [Line Items]
Balance at beginning	18,137,910	6,011,566
Capitalized exploration expenditures
Reporting and assessment	408,874	88,558
Drilling and assaying	23,894	8,289,678
Project management and support	1,079,177	1,424,573
Camp service	241,945	1,005,158
Permit and license	9,308	9,389
Value added tax receivable	31,061	1,317,819
Foreign currency impact	(78,127)	(8,831)
Ending at balance	19,854,042	18,137,910
Silverstrike [member]
Mineral Property Interests (Details) - Schedule of Mineral Property Acquisition Costs and Deferred Exploration and Development Costs [Line Items]
Balance at beginning	4,862,942	3,324,120
Capitalized exploration expenditures
Reporting and assessment
Drilling and assaying		977,881
Project management and support	63,919	256,569
Camp service	36,754	174,651
Permit and license
Value added tax receivable	979	154,401
Foreign currency impact	(30,039)	(24,680)
Ending at balance	$ 4,934,555	$ 4,862,942